SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Loss By Component:
Unrealized loss for pension and other postretirement obligations		$ (1,637)		$ (4,608)
Tax effect		655		1,843
Net unrealized loss for pension and other postretirement obligations		(982)		(2,765)
Unrealized loss on financial derivative instruments used in cash flow hedging relationships		(135)		(195)
Tax effect		54		78
Net unrealized loss on financial derivative instruments used in cash flow hedging relationships		(81)		(117)
Unrealized gains on available-for-sale securities		166		2,606
Tax effect		(67)		(1,042)
Net unrealized gains on available-for-sale securities		99		1,564
Unrealized loss on securities transferred to held-to-maturity		(1,302)
Tax effect		521
Net unrealized loss on securities transferred to held-to-maturity		(781)
Accumulated other comprehensive loss	$ (1,522)	$ (1,745)	$ (1,500)	$ (1,318)	$ (2,664)